Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS

Issuance of Convertible Loans III

On January 6, 2025, the Company entered into two securities purchase agreements with two institutional investors (the “Investors III”) to issue and sell two convertible promissory notes with the aggregate principal amount of $4,637,840 (collectively, the “Convertible Loans III”), including the initial aggregate principal amount of $4,295,000 and an additional original issue discount in the aggregate amount of $342,840 to be added to the principal amount on the 30-day anniversary of the Purchase Price Date. The Convertible Loan III were sold to the Investors with an 8% Original Issue Discount and are convertible into the Group’s ordinary shares in the form of ADSs. Each ADS represents three ordinary shares.

Material Terms of the Convertible Loan III:

●	Conversion at the Option of Holder: Each Convertible Loans III will mature 12 months after the Purchase Price Date and will be convertible into the Company’s ADSs at a conversion price equal to the lower of (i) $7.201 (the “Fixed Price”) or (ii) 85% multiplied by the lowest daily volume-weighted average price of the ADSs during the ten trading days preceding a conversion (the “Market Price”). The conversion price will be further reduced by $0.05 per ADS to cover any receipt issuance fees incurred by the holder in connection with any conversion (the “Conversion Price”).

●	Interest Rate: The Convertible Loan III will bear interest at a rate of 6.0% per annum which, (a) shall commence accruing on the date of issuance, (b) shall be computed on the basis of a 360-day year and twelve 30-day months and (c) shall be payable on the Maturity Date unless earlier converted. The interest rate will increase to 18% in the event of occurrence and during the continuance of an event of default.

During 2025, the Investors III made a series of conversions, pursuant to which the Group issued 3,182,901 ordinary shares with conversion prices ranging from US$0.67-US$1.43 per share as of the issuance date of the consolidated financial statements. The ending balance of Convertible Loan III was $1,067,671 as of the issuance date of the consolidated financial statements.

2023 Share Incentive Plan

As of the date of this annual report, the Company have granted RSUs under the 2023 Plan, representing in total 685,620 ordinary shares, to three external consultants and Jun Xu, an independent director of the Company, for services, with the weighted average estimated fair value on the grant date of each ordinary shares underlying of $1.58. Each RSU represents the right to receive one ADS of the Group and fully vested upon grant.

2025 Share Incentive Plan

On April 1, 2025, the Group adopted the 2025 share incentive plan (the “2025 Plan”), to promote the success and enhance the value of the Group by linking the personal interests of the Directors, Employees, and Consultants to those of the Group’s shareholders and by providing such individuals with an incentive for outstanding performance to generate superior returns to the Group’s shareholders. Under the 2025 Plan, the maximum aggregate number of Ordinary Shares which may be issued pursuant to all awards under such plan shall initially be 4,214,684, provided, that if the aggregate number of Ordinary Shares reserved and available for future grants of awards under the 2025 Plan falls below 3.0% of the total Ordinary Shares in issue and outstanding on the last day of the immediately preceding calendar year (the “Limit”), such number shall automatically be increased so that the aggregate number of Ordinary Shares reserved and available for future grants of awards under the 2025 Plan shall be equal to the Limit on January 1 thereafter, assuming, for purposes of determining the number of Ordinary Shares outstanding on such date, that all preferred shares, options, warrants, convertible notes and other equity securities that are convertible into or exercisable or exchangeable for Shares (whether or not by their terms then currently convertible, exercisable or exchangeable) that were outstanding on such date, are deemed to have been so converted, exercised or exchanged.

As of the date of this annual report, the Company have granted RSUs under the 2025 Plan, representing in total 1,407,144 ordinary shares, to three external consultants for services, with the weighted average estimated fair value on the grant date of each ordinary shares underlying of $0.91. Each RSU represents the right to receive one ADS of the Group and fully vested upon grant.

The Group has evaluated subsequent events through May 15, 2025, the date of issuance of the consolidated financial statements, and noted that there are no other subsequent events.